PAGE 1
                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                             Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   1                            X

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No.     3    (File No. 811-7403)                        X



STRATEGIST GROWTH AND INCOME FUND, INC.
(formerly Express Direct Growth and Income Fund, Inc.)
IDS Tower 10, Minneapolis, Minnesota 55440-0010

Eileen J. Newhouse - IDS Tower 10,
Minneapolis, Minnesota 55440-0010
(612) 671-2772

It is proposed that this filing will become effective (check appropriate box)

_____immediately upon filing pursuant to paragraph (b)
__X__on Nov. 29, 1996 pursuant to paragraph (b)
_____60 days after filing pursuant to paragraph (a)(i)
_____on (date) pursuant to paragraph (a)(i)
_____75 days after filing pursuant to paragraph (a)(ii)
_____on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
_____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f of the Investment Company Act of 1940. Registrant's most recent 24f-2 notice will be submitted on or about Nov. 29, 1996.

Growth and Income Trust has also executed this Amendment to the Registration Statement.

PAGE 2

Cross reference sheet for the Fund showing the location in its prospectus and the Statement of Additional Information of the
information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.
          PART A                                                     PART B

                  Section                                                    Section in
  Item No.        in Prospectus                               Item No.       Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         The Funds in brief; Fund                      11           Table of Contents
                    expenses
      (b)         The Funds in brief; Fund                      12           NA
                    expenses
      (c)         The Funds in brief; Fund                      13(a)        Additional Investment Policies; all
                    expenses                                                   appendices except Dollar-Cost Averaging
                                                                  (b)        Additional Investment Policies
     3(a)         Financial Highlights                            (c)        Additional Investment Policies
      (b)         NA                                              (d)        Security Transactions
      (c)         Performance
      (d)         Financial Highlights                          14(a)        Board Members and Officers
                                                                  (b)        Board Members and Officers
     4(a)         The Funds in brief; Investment policies         (c)        Board Members and Officers
                    and risks; How the Funds and Portfolios
                    are organized                               15(a)        NA
      (b)         Investment policies and risks                   (b)        NA
      (c)         Investment policies and risks                   (c)        Board Members and Officers

     5(a)         Board members and officers                    16(a)(i)     How the Funds and Portfolios are organized**;
                                                                               About the Advisor
      (b)(i)      Manager and distributor; About the Advisor      (a)(ii)    Agreements: Investment Management Services
      (b)(ii)     Investment manager; Administrator and                        Agreement, Plan and Agreement
                    transfer agent                                             of Distribution/Distribution Agreement
      (b)(iii)    Investment manager                              (a)(iii)   NA
      (c)         Portfolio managers                              (b)        NA
      (d)         Administrator and transfer agent                (c)        NA
      (e)         Administrator and transfer agent                (d)        Agreements: Administrative Services Agreement
      (f)         Investment manager; Administrator and           (e)        NA
                   transfer agent; Distributor                    (f)        Agreements: Plan and Agreement of
      (g)         About the Advisor                                            Distribution/Distribution Agreement
                                                                  (g)        NA
    5A(a)         *                                               (h)        Custodian; Independent Auditors
      (b)         *                                               (i)        Agreements:  Transfer Agency Agreement; Custodian

     6(a)         Shares; Voting rights                         17(a)        Security Transactions
      (b)         NA                                              (b)        Brokerage Commissions Paid to Brokers Affiliated
      (c)         NA                                                           with American Express Financial Corporation
      (d)         NA                                              (c)        Security Transactions
      (e)         Cover page; Special shareholder services        (d)        Security Transactions
      (f)         Dividend and capital gain distributions;        (e)        Security Transactions
                    Reinvestments
      (g)         Taxes                                         18(a)        Shares; Voting rights**
      (h)         Special considerations regarding master/        (b)        NA
                    feeder structure
     7(a)         Distributor                                   19(a)        Investing in the Fund
      (b)         Valuing Fund shares                             (b)        Valuing Fund shares**; Investing in the Funds;
      (c)         NA                                                           Redeeming Shares
      (d)         How to purchase shares                          (c)        Redeeming Shares
      (e)         NA
      (f)         Distributor                                   20           Taxes

     8(a)         How to redeem shares; Special considerations  21(a)        Agreements:  Plan and Supplemental Agreement of
                    regarding master/feeder structure                          Distribution/Distribution Agreement, Placement
      (b)         NA                                                           Agency Agreement
      (c)         How to purchase, exchange or redeem shares:
                    Other important information                   (b)        Agreements:  Plan and Supplemental Agreement of
      (d)         How to purchase, exchange or redeem shares:                  Distribution/Distribution Agreement, Placement
                    How to redeem shares                                       Agency Agreement

     9            None                                          22(a)        NA
                                                                  (b)        Performance Information (for all funds except
                                                                              money market funds)

                                                                23           Financial Statements
*Designates information is located in annual report
**Designates page number in prospectus.
/TABLE

PAGE 3
Strategist Growth and Income Fund, Inc.

Prospectus
Nov. 29, 1996

This prospectus describes four diversified, no-load mutual funds. Strategist Growth and Income Fund, Inc. is a series mutual fund with four series of capital stock representing interests in Strategist Balanced Fund, Strategist Equity Fund, Strategist Equity Income Fund and Strategist Total Return Fund. Each Fund has its own goals and investment policies.

Each Fund seeks to provide shareholders with current income and growth of capital.

Each Fund has chosen to participate in a master/feeder structure. Each Fund seeks to achieve its goal by investing all of its assets in a corresponding Portfolio of Growth and Income Trust. Each Portfolio is a separate investment company managed by American Express Financial Corporation that has the same goal as the Fund. This arrangement is commonly known as a master/feeder structure.

This prospectus contains facts that can help you decide if one or more of the Funds is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Funds are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site
(http://www.sec.gov). The SAI, dated Nov. 29, 1996, is incorporated here by reference. For a free copy, contact American Express Financial Direct.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

American Express Financial Direct
P.O. Box 59196
Minneapolis, MN
55459-0196
1-800-AXP-SERV
TTY:  1-800-710-5260

PAGE 4
Table of contents

The Funds in brief
Goals and types of Fund investments and their risks
Structure of the Funds
Manager and distributor
Portfolio managers

Fund expenses

Performance
Financial highlights
Total returns

Investment policies and risks
Facts about investments and their risks
Valuing Fund shares

How to purchase, exchange or redeem shares
How to purchase shares
How to exchange shares
How to redeem shares
Systematic purchase plans
Other important information

Special shareholder services
Services
Quick telephone reference

Distributions and taxes
Dividend and capital gain distributions
Reinvestments
Taxes
How to determine the correct TIN

How the Funds and Portfolios are organized
Shares
Voting rights
Shareholder meetings
Special considerations regarding master/feeder structure
Board members and officers
Investment manager
Administrator and transfer agent
Distributor

About the Advisor

Appendices
Description of corporate bond ratings
Descriptions of derivative instruments

PAGE 5
The Funds in brief

Strategist Growth and Income Fund, Inc. (the Company) is a series mutual fund with four series of capital stock representing interests in Strategist Balanced Fund (Balanced Fund), Strategist Equity Fund (Equity Fund), Strategist Equity Income Fund (Equity Income Fund) and Strategist Total Return Fund (Total Return Fund) (the Funds). Each Fund is a diversified mutual fund with its own goals and investment policies. Each of the Funds seeks to achieve its own goals by investing all of its assets in a corresponding series (the Portfolio) of Growth and Income Trust (the Trust) rather than by directly investing in and managing its own portfolio of securities.

Goals and types of Fund investments and their risks

Balanced Fund seeks to provide shareholders with a balance of growth of capital and current income. It does so by investing all of its assets in Balanced Portfolio, a Portfolio of the Trust with the same investment objective as Balanced Fund. Balanced Portfolio is a diversified mutual fund that balances its investments between common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies. No more than 65% of Balanced Portfolio's total assets will be invested in common stocks and no less than 35% in senior securities, convertible securities, derivative instruments and money market instruments.

Equity Fund seeks to provide shareholders with current income and growth of capital. It does so by investing all of its assets in Equity Portfolio, a Portfolio of the Trust with the same investment objective as Equity Fund. Equity Portfolio is a diversified mutual fund that invests primarily in common stocks and securities convertible into common stock. It also may invest in preferred stocks, debt securities, foreign securities, derivative instruments and money market instruments.

Equity Income Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. It does so by investing all of its assets in Equity Income Portfolio, a Portfolio of the Trust with the same investment objectives as Equity Income Fund. Equity Income Portfolio is a diversified mutual fund that invests primarily in dividend-paying stocks. Equity Income Portfolio also invests in other common stocks, foreign securities, convertible securities, debt securities, derivative instruments and money market instruments.

PAGE 6
Total Return Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income. It does so by investing all of its assets in Total Return Portfolio, a Portfolio of the Trust with the same investment objective as Total Return Fund. Total Return Portfolio is a diversified mutual fund that invests in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Portfolio provides diversification among these major investment categories. The Portfolio has a target mix that represents the way the Portfolio's investments will be allocated over the long-term. This mix will vary over short-term periods based on the management team's outlook for the different markets. The Portfolio may also use derivative instruments. Some of the Portfolio's investments may be considered speculative and involve additional investment risks.

Because investments involve risk, a Fund cannot guarantee achieving its goals. Some of the Portfolios' investments may be considered speculative and involve additional investment risks.

Structure of the Funds

Each Fund uses what is commonly known as a master/feeder structure. This means that it is a feeder fund that invests all of its assets in a Portfolio that is its master fund. The Portfolio actually invests in and manages the securities and has the same goals and investment policies as the Fund. This structure is described in more detail in the section captioned "Special considerations regarding master/feeder structure." Here is an illustration of the structure:

                          Investors
                        buy shares in
                          the Fund

                          The Fund
                         invests in
                        the Portfolio

                   the Portfolio invests in
                  securities, such as stocks
                          or bonds

PAGE 7
Manager and distributor

Each Portfolio is managed by American Express Financial Corporation (the Advisor), a provider of financial services since 1894. The Advisor currently manages more than $132 billion in assets. Shares of the Funds are sold through American Express Service Corporation (the Distributor), an affiliated company of the Advisor.

Portfolio managers

Balanced Portfolio

Edward Labenski joined the Advisor in 1975 and serves as president -- IDS Fixed-Income Advisors of IDS Advisory Group, Inc. and senior portfolio manager. He has managed the assets of the fixed-income portion of Balanced Portfolio and its predecessor fund since 1987.

Tom Medcalf joined the Advisor in 1977 and serves as vice president and senior portfolio manager. He has managed the assets of the equity portion of Balanced Portfolio and its predecessor fund since 1983 and serves as portfolio manager of IDS Equity Value Fund.

Equity Portfolio

Dick Warden joined the Advisor in 1962 and serves as portfolio manager. He has managed the assets of Equity Portfolio and its predecessor fund since January 1995. He also serves as portfolio manager of IDS Precious Metals Fund.

Equity Income Portfolio

Keith Tufte joined the Advisor in 1990 and serves as portfolio manager. He has managed the assets of Equity Income Portfolio and its predecessor fund since September 1994. He also manages IDS
Wealth Management yield portfolios and serves as associate portfolio manager of IDS Equity Value Fund.

Total Return Portfolio

To determine the appropriate allocation of assets among U.S.
equities, debt securities, international equities and cash, an asset allocation team has been established:

Peter J. Anderson has served as leader for the team since December 1995. He joined the Advisor in 1982. He was president of IDS
Advisory Group Inc. from 1985 to 1993 and has been chairman of the board since 1993.

PAGE 8
William Westhoff has served as senior consulting manager for the Total Return Portfolio and its predecessor fund since December 1995. He joined the Advisor in 1971. He has been senior vice president of global investments since 1994 and was senior vice president of fixed income management from 1989 to 1994.

Frederick Quirsfeld has served as senior consulting manager for the Total Return Portfolio and its predecessor fund since December 1995. He joined the Advisor in 1985. He serves as vice president and senior portfolio manager and has managed IDS Bond Fund since 1985.

Day to day portfolio management for Total Return Portfolio is the responsibility of the following managers:

Guru Baliga has served as U.S. equities specialist for the Total Return Portfolio and its predecessor fund since Dec. 1995. He joined the Advisor in 1991 as a research analyst. He became portfolio manager of IDS Blue Chip Advantage Fund in 1994. He also is portfolio manager of Aggressive Growth Portfolio, IDS Small Company Index Fund and IDS Advisory accounts.

Steve Merrell has served as debt securities specialist for the Total Return Portfolio and its predecessor fund since December 1995. He joined the Advisor in 1988 as a quantitative investment analyst. From 1990 to 1991, he worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. He rejoined the Advisor in 1991 as a portfolio manager and currently manages IDS Life Special Income Fund and a number of IDS Advisory accounts.

Paul Hopkins has served as international equities specialist for the Total Return Portfolio and its predecessor fund since December 1995. He joined the Advisor in 1992 as chief investment officer and executive vice president of IDS International, Inc. He manages IDS International Fund and IDS Life International Equity Fund. Prior to joining the Advisor, he had been a director of international equities for Banker's Trust.

Fund expenses

The purpose of the following table and example is to summarize the aggregate expenses of each Fund and its corresponding Portfolio and to assist investors in understanding the various costs and expenses that investors in the Fund may bear directly or indirectly. The Company's board believes that, over time, the aggregate per share expenses of a Fund and its corresponding Portfolio should be approximately equal to (and may be less than) the per share expenses a Fund would have if the Company retained its own investment advisor and the assets of each Fund were invested directly in the type of securities held by the corresponding Portfolio. For additional information concerning Fund and Portfolio expenses, see "How the Funds and Portfolios are organized."

PAGE 9
Shareholder transaction expenses+
Maximum sales charge on purchases*
(as a percentage of offering price)

Balanced   Equity     Equity          Total
  Fund     Fund     Income Fund    Return Fund
   0%         0%         0%             0%

Annual Fund and allocated Portfolio operating expenses
(% of average daily net assets):

                      Balanced    Equity   Equity         Total
                        Fund      Fund      Income Fund   Return Fund

Management fee**        0.52%     0.50%    0.53%          0.42%
12b-1 fee               0.25      0.25     0.25           0.25
Other expenses***       0.48      0.50     0.47           0.63
Total (after
reimbursement)          1.25      1.25     1.25           1.30

+A wire redemption charge, currently $15.00, is deducted from the shareholder's Investment Management Account for wire redemptions made at the request of the shareholder.
*There are no sales loads; however, each Fund reserves the right to impose a redemption fee upon 60 days' notice to shareholders.
**The management fee is paid by the Trust on behalf of each Portfolio. It includes the impact of a performance fee that decreased the management fee by 0.001% for Balanced Fund, 0.005% for Equity Fund and 0.035% for Total Return Fund for the period from May 13, 1996 to Sept. 30, 1996.
***Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Sept. 30, 1997. Under this agreement, Balanced, Equity and Equity Income Fund's total expenses will not exceed 1.25% and Total Return Fund's total expenses will not exceed 1.30%. Without this agreement, the estimated Other expenses and Total fund operating expense would have been: for Balanced Fund, 33.27% and 34.04%; for Equity Fund, 33.46% and 34.21%; for Equity Income Fund, 23.48% and 24.26%; and for Total Return Fund, 30.93% and 31.60%. These ratios are annualized and may not be indicative of the actual expenses.

PAGE 10
Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay the expenses of:

            Balanced   Equity   Equity          Total
              Fund     Fund     Income Fund    Return Fund

1 year        $13       $13        $13             $13
3 years       $40       $40        $40             $41
5 years       $69       $69        $69             $71
10 years     $152      $152       $152            $157

The table and example do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because the Funds pay annual distribution (12b-1) fees, long-term shareholders may indirectly pay an equivalent of more than a 7.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Financial highlights

Fiscal period ended Sept. 30, 1996

Per share income and capital changes**

                                                 Equity      Total
                                     Balanced    Income      Return      Equity
                                     Fund        Fund        Fund        Fund
Net asset value,                     $ 13.36     $  8.68     $ 11.89     $ 21.73
beginning of period

Income from investment operations:

Net investment income                    .18         .13         .06         .21


Net gains (both realized                 .17         .23         .31         .62
and unrealized)

Total from investment                    .35         .36         .37         .83
operations

Dividends from net                      (.14)       (.12)       (.04)       (.16)
investment income


Net asset value,                     $ 13.57     $  8.92     $ 12.22     $ 22.40
end of period

PAGE 11
Ratios/supplemental data

Net assets, end of                   $   525     $   534     $   529     $   534
period (in thousands)

Ratio of expenses to                    1.25%+      1.25%+      1.30%+      1.25%+
average daily net assets++

Ratio of net income                     3.91%+      3.51%+      0.96%+      3.06%+
to average daily net assets

Total return                             2.6%        4.1%        3.2%        3.8%

Portfolio turnover rate (excluding        14%         17%         35%         21%
short-term securities)
for the underlying Portfolio

Average brokerage commission rate
for the underlying Portfolio#        $0.0483     $0.0324     $0.0384     $0.0488

*Inception date was May 13, 1996.
**For a share outstanding throughout the period. Rounded to the nearest cent.
+Adjusted to an annual basis.
++The Advisor and Distributor voluntarily limited total operating expenses to 1.25% (1.30% for Strategist Total Return) of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 34.04% for Balanced Fund, 24.26% for Equity Income Fund, 31.60% for Total Return Fund and 34.21% for Equity Fund.

The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

The information in this table has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditor's report and additional information about the performance of the Balanced, Equity Income, Total Return and Equity Funds are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

PAGE 12
Average annual total returns as of Sept. 30, 1996

Purchase                1 year    5 years    10 years   Since
made                    ago       ago        ago        inception
Balanced Fund            +11.80%   +11.50%   +11.45%        --%
   Lipper Balanced Fund
   Index                 +11.83%   +10.99%   +11.13%        --%
Equity Income Fund       +17.02%   +14.93%       --%    +16.81%*
   Lipper Equity Income
   Fund Index            +15.44%   +13.58%       --%    +16.19%**
Total Return Fund        + 8.41%   +11.87%   +13.91%        --%
   Lipper Flexible
   Portfolio Fund
   Index                 +11.82%   +10.87%       --%    +11.20%***
Equity Fund              +16.44%   +13.33%   +13.83%        --%
   Lipper Growth and
   Income Fund Index     +17.09%   +14.25%   +13.23%        --%
S&P 500                  +27.13%   +15.19%   +14.98%    +18.12%**

*Inception date was Oct. 15, 1990.
**Measurement period started Nov. 1, 1990.
***Inception date was Dec. 31, 1987 for Lipper Flexible Portfolio
Fund Index.

Cumulative total returns as of Sept. 30, 1996

Purchase                1 year    5 years    10 years   Since
made                    ago       ago        ago        inception
Balanced Fund            +11.80%  + 72.34%   +195.67%       --%
   Lipper Balanced Fund
   Index                 +11.83%  + 68.41%   +187.37%       --%
Equity Income Fund       +17.02%  +100.52%        --%  +152.63%*
   Lipper Equity Income
   Fund Index            +15.44%  + 89.06%        --%  +142.62%**
Total Return Fund        + 8.41%  + 75.21%   +267.81%       --%
   Lipper Flexible
   Portfolio Fund Index  +11.82%  + 67.51%        --%  +153.37%***
Equity Fund              +16.44%  + 86.95%   +265.23%       --%
   Lipper Growth and
   Income Fund Index     +17.09%  + 94.67%   +246.30%       --%
S&P 500                  +27.13%  +102.84%   +303.77%  +167.16%**

*Inception date was Oct. 15, 1990.
**Measurement period started Nov. 1, 1990.
***Inception date was Dec. 31, 1987 for Lipper Flexible Portfolio
Fund Index.

On May 13, 1996, IDS Mutual, IDS Diversified Equity Income Fund,
IDS Managed Allocation Fund and IDS Stock Fund (the predecessor funds) converted to a master/feeder structure and transferred all of their assets to Balanced Portfolio, Equity Income Portfolio,
Total Return Portfolio and Equity Portfolio, respectively. The performance information in the foregoing tables represents performance of the corresponding predecessor funds prior to March
20, 1995 and of Class A shares of the corresponding predecessor PAGE 13 funds from March 20, 1995 through Sept. 30, 1996, adjusted to reflect the absence of sales charges on shares of the Funds sold through this prospectus. The performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Funds and fees and expenses of the predecessor funds.

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods.

For purposes of calculation, information about each Fund makes no adjustments for taxes an investor may have paid on the reinvested income and capital gains, and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of a Fund's future performance.

Lipper Balanced Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Balanced Portfolio. Lipper Equity Income Fund Index is an unmanaged index that includes 30 funds that are generally similar to Equity Income Portfolio. Lipper Flexible Portfolio Funds Index includes 30 funds that are generally similar to Total Return Portfolio. Lipper Growth and Income Fund Index is an unmanaged index that includes 30 funds that are generally similar to Equity Portfolio. In each case some funds in the index may have somewhat different investment policies or objectives than the Portfolios to which they are compared.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Investment policies and risks

The policies described below apply both to the Fund and the Portfolio.

Balanced Portfolio - Balanced Portfolio balances its investments between common stocks and senior securities (preferred stocks and bonds) issued by U.S. and foreign companies. Balanced Portfolio buys common stocks that it believes offer both current income and growth potential. Balanced Portfolio buys senior securities for stability of value and regular income. No more than 65% of PAGE 14
Balanced Portfolio's total assets will be invested in common stocks and no less than 35% in senior securities, convertible securities, derivative instruments and money market instruments. At least 25% of the Portfolio's assets will be invested in debt securities and convertible securities.

Equity Portfolio - Equity Portfolio invests primarily in common stocks and securities convertible into common stock of U.S. and foreign companies. Under normal market conditions, at least 65% of Equity Portfolio's total assets will be so invested. Other investments will include preferred stocks, debt securities, derivative instruments and money market instruments.

Equity Income Portfolio - Equity Income Portfolio will invest at least 65% of its net assets in dividend-paying common and preferred stocks under normal market conditions. Often these stocks are issued by established companies in the utilities, financial, consumer and energy sectors of the economy. In selecting stocks, the investment manager will look at factors such as the current dividend, the present price of the security, the ability of the company to maintain and increase the dividend, and the likelihood the company will continue to grow. The other assets of Equity Income Portfolio will be invested in other common stocks, foreign securities, convertible securities, debt securities, derivative instruments and money market instruments.

Total Return Portfolio - Total Return Portfolio allocates its investments generally among four asset classes: U.S. equities, U.S. and foreign debt securities, foreign equity securities and cash. It may use derivative instruments and make investments not in these classes. The portion to be invested in each class is determined by the investment management team based on its judgment as to which mix of assets will provide the most favorable total return. That mix, called the Market Mix, may be reset periodically and is expected to be reset at least once every 12 to 18 months.

Day-to-day the asset mix will vary from the Market Mix but will remain within the ranges described below.

                                     Range      Market Mix
U.S. equity securities               25-75%         50%
U.S. and foreign debt securities     10-50          25
foreign equity securities            10-50          25
cash                                  0-30           0

PAGE 15
No more than 15% of the Portfolio's total assets will be invested in below investment-grade debt securities and no more than 50% will be invested in foreign securities. The Portfolio seeks to reduce its overall risk by diversification but its performance will be affected by many factors. Because of diversification in certain market conditions the Portfolio's investment performance will not be as great as a Portfolio that invests in only one class of securities.

The various types of investments described above that the portfolio managers use to achieve investment performance are explained in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks:  Stock prices are subject to market fluctuations.
Stocks of larger, established companies that pay dividends may be less volatile than the stock market as a whole.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, convertible securities trade more like common stock.

Debt securities: The price of bonds generally falls as interest rates increase and rise as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The price of bonds below investment grade may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. These bonds have greater price fluctuations, are more likely to experience a default, and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a Portfolio relies both on independent rating agencies and the investment manager's credit analysis. Securities that are subsequently downgraded in quality may continue to be held by a Portfolio and will be sold only when the investment manager believes it is advantageous to do so.

PAGE 16
Balanced Portfolio and Equity Portfolio will not invest more than 5% of the Portfolio's net assets in bonds below investment grade. Equity Portfolio may purchase securities rated C or better by Moody's or S&P or non-rated securities of equivalent investment quality in the judgment of the investment manager. Total Return Portfolio will not invest more than 15% of the Portfolio's total assets in bonds below investment grade. No more than 20% of Equity Income Portfolio's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, a Portfolio has to recognize a computed amount of interest income and pay dividends to unitholders even though no cash has been received. In some instances, a Portfolio may have to sell securities to have sufficient cash to pay the dividend.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to currency fluctuations and political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as a Portfolio holds foreign currencies or securities valued in foreign currencies, the value of those assets will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. The limited liquidity and price fluctuations in emerging markets could make investments in developing countries more volatile.

Balanced, Equity Income and Equity Portfolios may invest up to 25% of their total assets in foreign investments. Total Return
Portfolio may invest up to 50% of its total assets in foreign investments.

PAGE 17
Derivative instruments: A portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Portfolios will designate cash or appropriate liquid assets to cover portfolio obligations. No more than 5% of each Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of a Portfolio's assets at risk to 5%. The Portfolios are not limited as to the percentage of their assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and other instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of a Portfolio's net assets will be held in securities and other instruments that are illiquid.

PAGE 18
Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of Balanced, Equity Income and Equity Portfolios' total assets are in these money market instruments. Total Return Portfolio may invest up to 30% of its total assets in these money market instruments to meet daily cash needs and if the portfolio management team decides that asset category is most appropriate. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the boards.

Lending portfolio securities: Each Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless holders of a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Portfolio's net assets.

Valuing Fund shares

The net asset value (NAV) is the value of a single Fund share. It is the total value of a Fund's investments in the corresponding Portfolio and other assets, less any liabilities, divided by the number of shares outstanding. The NAV is the price at which you purchase Fund shares and the price you receive when you sell your shares. It usually changes from day to day and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities held by a Portfolio are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

PAGE 19
How to purchase, exchange or redeem shares

How to purchase shares

You may purchase shares of the Funds through an Investment
Management Account (IMA) maintained with American Express Service
Corporation (the Distributor). There is no fee to open an IMA account. Payment for shares must be made directly to the Distributor.

Complete an IMA Account Application (available by calling 1-800-AXP-SERV) and mail the application to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Corporations and other organizations should contact the Distributor to determine which additional forms may be necessary to open an IMA account.

If you already have an IMA account, you may buy shares in the Funds as described below and need not open a new account.

You may deposit money into your IMA account by check, wire or many other forms of electronic funds transfer (securities may also be deposited). All deposit checks should be made payable to the Distributor. If you would like to wire funds into your existing IMA account, please contact the Distributor at 1-800-AXP-SERV for instructions.

Minimum Fund investment requirements. Your initial investment in a Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.

When and at what price shares will be purchased. You must have money available in your IMA account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. Central time, your money will be invested at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day. If your request and payment are received after that time, your request will not be accepted or your payment invested until the next business day. (See "Valuing Fund shares.")

Methods of purchasing shares. There are three convenient ways to purchase shares of the Funds. You may choose the one that works best for you. The Distributor will send you confirmation of your purchase request.

PAGE 20
By phone:

      You may use money in your IMA account to make initial and subsequent purchases. To place your order, call 1-800-AXP-
      SERV.

By mail:

      Written purchase requests (along with any checks) should be mailed to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196, and should contain the following information:

      o     your IMA account number (or an IMA Account Application)
      o the name of the Fund(s) and the dollar amount of shares you would like purchased

      Your check should be made out to the Distributor. It will be deposited into your IMA account and used, as necessary, to cover your purchase request.

By systematic purchase:

      Once you have opened an IMA account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you. (See
      "Systematic purchase plans.")

Other purchase information. Each Fund reserves the right, in its sole discretion and without prior notice to shareholders, to withdraw or suspend all or any part of the offering made by this prospectus, to reject purchase requests or to change the minimum investment requirements. All requests to purchase shares of the Fund are subject to acceptance by the Fund and the Distributor and are not binding until confirmed or accepted in writing. The Distributor will charge a $15 service fee against an investor's IMA account if his or her investment check is returned because of insufficient or uncollected funds or a stop payment order.

How to exchange shares

The exchange privilege allows you to exchange your investment in a Fund at no charge for shares of other funds in the Strategist Fund Group available in your state. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund. Any exchange will involve the redemption of Fund shares and the purchase of shares in another fund on the basis of the net asset value per share of each fund. An exchange may result in a gain or loss and is a taxable event for federal income tax purposes. When exchanging into another fund you must meet that fund's minimum investment requirements. Each Fund reserves the right to modify, terminate or limit the exchange privilege. The current limit is four exchanges per calendar year. The Distributor and the Funds reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Funds and their shareholders.

PAGE 21
How to redeem shares

The price at which shares will be redeemed. Shares will be redeemed at the net asset value per share next determined after receipt by the Distributor of proper redemption instructions, as described below.

Payment of redemption proceeds. Normally, payment for redeemed shares will be credited directly to your IMA account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your redemption instructions in proper form. Redemption proceeds will be held there or mailed to you depending on the account standing instructions you selected.

If you recently purchased shares by check, your redemption proceeds may be held in your IMA account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.
Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

Methods of exchanging or redeeming shares

By phone:

You may exchange or redeem your shares by calling 1-800-AXP-SERV. Telephone exchanges or redemptions may be difficult to implement during periods of drastic economic or market changes. If you experience difficulties in exchanging or redeeming shares by telephone, you can mail your exchange or redemption requests as described below.

To properly process your telephone exchange or redemption request we will need the following information:

o your IMA account number and your name (for exchanges, both funds must be registered in the same ownership)
o the name of the Fund from which you wish to exchange or redeem shares
o the dollar amount or number of shares you want to exchange or redeem
o the name of the fund into which shares are to be exchanged, if applicable

Telephone exchange or redemption requests received before 2 p.m. (Central time) on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day.

PAGE 22
By mail:

You may also request an exchange or redemption by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or redemption request is mailed it is irrevocable and cannot be modified or canceled.

To properly process your mailed exchange or redemption request, we will need a letter from you that contains the following information:

o     your IMA account number
o the name of the fund from which you wish to exchange or redeem shares
o the dollar amount or number of shares you want to exchange or redeem
o the name of the fund into which shares are to be exchanged, if applicable
o a signature of at least one of the IMA account holders in the exact form specified on the account

Telephone transactions. You may make purchase, redemption and exchange requests by mail or by calling 1-800-AXP-SERV where trained representatives are available to answer questions about the Funds and your account. The privilege to initiate transactions by telephone is automatically available through your IMA account.
Each Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. This includes asking identifying questions and tape recording calls. If these procedures are not followed, a Fund may be liable for losses due to unauthorized or fraudulent instructions. Telephone privileges may be modified or discontinued at any time.

Systematic purchase plans

The Distributor offers a Systematic Purchase Plan (SPP) that allows you to make periodic investments in the Funds automatically and conveniently. A SPP can be used as a dollar cost averaging program and saves you the time and expense associated with writing checks or wiring funds.

Investment minimums: You can make automatic investments in any amount, from $100 to $50,000.

Investment methods: Automatic investments are made from your IMA account and you may select from several different investment methods to make automatic investment(s):

a) Using uninvested cash in your IMA account: If you elect to use this option to make your automatic investments, uninvested cash in your IMA account will be used to make the investment and, if necessary, shares of your Money Market Fund will be redeemed to cover the balance of the purchase.

PAGE 23
b) Using bank authorization or direct deposit: Bank authorizations (transfers from a bank checking or savings account) and direct deposit (automatic deposit of all or a portion of a payroll or government check) are two of the investment method options that are available through SPP. Money is transferred into your IMA account and automatic investments can be made using these amounts.

If you elect to use bank authorizations and/or direct deposit for your automatic investments, you will select two dates: a transfer date (when the money is transferred into your IMA account) and your investment date. The automatic investment date selected may be the same day of your bank authorization or direct deposit. Your investment date should be on or close to the transfer/deposit date in order to minimize uninvested cash in your IMA account.

If you make changes to your bank authorization or direct deposit date, it may also be necessary to change your automatic investment date to coincide with the new transfer/deposit date.

Investment frequency: You can select the frequency of your automatic investments (twice monthly, monthly or quarterly) and choose either the 5th or the 20th of the month for your automatic investment dates. Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan: If you want to change the fund(s) selected for your SPP you may do so by calling 1-800-AXP-SERV, or by sending written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Written notification must include the following:

      o     The funds with SPP that you want to cancel

      o The newly selected fund(s) in which you want to begin making automatic investments and the amount to be invested in each fund
      o The investment frequency and investment dates for your new automatic investments

Information on changing bank authorization and direct deposit instructions is included in the Systematic Purchase Plan Terms and Conditions brochure that you will receive after enrolling in SPP.

Terminating your SPP. If you wish to terminate your SPP, you may call 1-800-AXP-SERV, or send written instructions to American
Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-
0196.

PAGE 24
Terminating bank authorizations and direct deposit. If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing. You must notify your employer or government agency to cancel direct deposit. Your bank authorization and/or direct deposit will not automatically terminate when you cancel your SPP.

IMPORTANT: If you are canceling your bank authorizations and/or direct deposit and you wish to cancel your SPP, you must also provide instructions stating that the Distributor should cancel your SPP. You may notify the Distributor by sending written instructions to the address above or telephoning 1-800-AXP-SERV. Your systematic investments will continue using IMA account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor should receive instructions to change or terminate your SPP or bank authorizations at least 10 days prior to your scheduled investment date.

Additional information. This information is only a summary of the Systematic Purchase Plan Terms and Conditions brochure that you will receive if you choose to enroll in SPP. Please read it carefully and keep it for future reference.

Other important information

Minimum balance and account requirements. Each Fund reserves the right to redeem your shares if, as a result of redemptions, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your IMA account, the Fund will automatically redeem your shares.

Wire transfers to your bank. Funds can be wired from your IMA account to your bank account. Call the Distributor for additional information on wire transfers. A $15 service fee will be charged against your IMA account for each wire sent.

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering being made by this prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Funds or their Distributor. This prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not be lawfully made.

PAGE 25
Special shareholder services

Services

To help you track and evaluate the performance of your investments, you will receive these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

Quick telephone reference

American Express Financial Direct Team
Fund performance, objectives and account inquiries, redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
1-800-AXP-SERV

TTY Service
For the hearing impaired
1-800-710-5260

Distributions and taxes

As a shareholder you are entitled to your share of a Fund's net income and any net gains realized on its investments. Each Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Portfolios allocate investment income from dividends and interest and net realized capital gains or losses, if any, to the Funds. Each Fund deducts direct and allocated expenses from the investment income. The Fund's net investment income is distributed to you at the end of each calendar quarter as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is PAGE 26 sold for a higher price. Each Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, both net investment income and net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares of a Fund, unless you request the Fund in writing or by phone to pay distributions to you in cash.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

Taxes

The Funds have received a Private Letter Ruling from the Internal
Revenue Service stating that, for purposes of the Internal Revenue Code, each Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio.

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

PAGE 27
Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o     a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o     criminal penalty for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                    Use the Social Security or
For this type of account:           Employer Identification number
                                    of:

Individual or joint account         The individual or individuals
                                    listed on the account

Custodian account of a minor        The minor
(Uniform Gifts/Transfers to Minors
Act)


A living trust                      The grantor-trustee (the person
                                    who puts the money into the
                                    trust)

An irrevocable trust, pension       The legal entity (not the
trust or estate                     personal representative or
                                    trustee, unless no legal entity
                                    is designated in the account
                                    title)

Sole proprietorship                 The owner

Partnership                         The partnership

PAGE 28
Corporate                           The corporation

Association, club or                The organization
tax-exempt organization

For details on TIN requirements, call 1-800-AXP-SERV for federal
Form W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to each Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Funds and Portfolios are organized

Each Fund is a series of Strategist Growth and Income Fund, Inc., an open-end management investment company, as defined in the Investment Company Act of 1940. The Company was incorporated on Sept. 1, 1995 in Minnesota. The Company's headquarters are at IDS Tower 10, Minneapolis, MN 55440-0010.

Shares

The Company currently is composed of four Funds, each issuing its own series of capital stock. Each Fund is owned by its shareholders. All shares issued by a Fund are of the same class -- capital stock. Par value is 1 cent per share. Both full and fractional shares can be issued.

The shares of each Fund making up the Company represent an interest in that Fund's assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Funds have cumulative voting rights.

Shareholder meetings

The Company does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the Company's outstanding shares, to elect or remove board members.

PAGE 29
Special considerations regarding master/feeder structure

The Fund pursues its goals by investing its assets in a master fund called the Portfolio. This means that the Fund does not invest directly in securities; rather the Portfolio invests in and manages its portfolio of securities. The Portfolio is a separate investment company, but it has the same goals and investment policies as the Fund. The goals and investment policies of the Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks." Additional information on investment policies may be found in the SAI.

Board considerations. The board considered the advantages and disadvantages of investing the Fund's assets in the Portfolio. The board believes that the master/feeder structure can be in the best interest of the Fund and its shareholders since it offers the opportunity for economies of scale. The Fund may redeem all of its assets from the Portfolio at any time. Should the board determine that it is in the best interest of the Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. The Fund would terminate its investment if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: The Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 1-800-AXP-SERV.

Each feeder that invests in the Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in the Portfolio, the Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in less liquidity among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.

PAGE 30
Shareholder meetings: Whenever the Portfolio proposes to change a fundamental investment policy or to take any action requiring approval of its security holders, the Fund must hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.

Board members and officers

Shareholders of the Company elect a board that oversees the operations of the Funds and chooses the Company's officers. The Company's officers are responsible for day-to-day business decisions based on policies set by the board. Information about the board members and officers of both the Company and the Trust is found in the SAI under the caption "Board Members and Officers."

Investment manager

Each Portfolio pays the Advisor for managing its assets. Each Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the Advisor is paid a fee for these services based on the average daily net assets of each Portfolio, as follows:

Balanced Portfolio
Assets       Annual rate at
(billions)   each asset level
First $1.0        0.530%
Next   1.0        0.505
Next   1.0        0.480
Next   3.0        0.455
Over   6.0        0.430


Equity Portfolio
Equity Income Portfolio
Total Return Portfolio
Assets        Annual rate at
(billions)    each asset level
First $0.50       0.530%
Next   0.50       0.505
Next   1.0        0.480
Next   1.0        0.455
Next   3.0        0.430
Over   6.0        0.400

The fees for Balanced, Equity, and Total Return Portfolios may be increased or decreased by a performance adjustment based on a comparison of performance to an Index (the Index). For Balanced Portfolio the Index is the Lipper Balanced Fund Index. For Equity Portfolio the Index is the Lipper Growth and Income Fund Index.
For Total Return Portfolio the Index is the Lipper Flexible Portfolio Fund Index. The maximum adjustment is 0.08% of each Portfolio's average daily net assets on an annual basis. Under the agreement, each Portfolio also pays taxes, brokerage commissions and non-advisory expenses.

PAGE 31
Administrator and transfer agent

The Fund pays the Advisor for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate that decreases as assets increase. For each Fund, the fee ranges from 0.04% to 0.02%. The second agreement, the Transfer Agency Agreement, has an annual fee of $20 per shareholder account.

Distributor

The Funds sell shares through the Distributor under a Distribution Agreement. The Distributor is located at P.O. Box 59196, Minneapolis, MN 55459-0196, and is a wholly owned subsidiary of Travel Related Services, Inc., a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. Financial consultants representing the Distributor provide information to investors about individual investment programs, the Funds and their operations, new account applications, exchange and redemption requests. The Funds reserve the right to sell shares through other financial intermediaries or broker/dealers. In that event, the account terms would also be governed by rules that the intermediary may establish.

To help defray costs, including costs for marketing, sales administration, training, overhead, advertising and related functions, the Funds pay the Distributor a distribution fee, also known as a 12b-1 fee. This fee is paid under a Plan and Agreement of Distribution that follows the terms of Rule 12b-1 of the Investment Company Act of 1940. Under this Agreement, each Fund pays a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution-related services. This fee will not cover all of the costs incurred by the Distributor.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

PAGE 32
About the Advisor

The Advisor is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company. The
Portfolios may pay brokerage commissions to broker-dealer affiliates of the Advisor.

PAGE 33
Appendix A

Description of corporate bond ratings

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 34
Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 35
Appendix  B

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments a Portfolio may use. At various times a Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. A Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge a Portfolio's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                STATEMENT OF ADDITIONAL INFORMATION

                                FOR

              STRATEGIST GROWTH AND INCOME FUND, INC.

                           Nov. 29, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Annual Report which may be obtained by calling American Express Financial Direct, 1-800-AXP-SERV (TTY: 1-800-710-5260) or by writing to P.O. Box 59196, Minneapolis, MN 55459-0196.

This SAI is dated Nov. 29, 1996, and it is to be used with the Funds' prospectus dated Nov. 29, 1996, and the Annual Report for the fiscal period ended Sept. 30, 1996.

PAGE 37
                         TABLE OF CONTENTS

Goals and Investment Policies........................See Prospectus

Additional Investment Policies.............................p. 3

Security Transactions......................................p. 17

Brokerage Commissions Paid to Brokers Affiliated
with the Advisor...........................................p. 21

Performance Information....................................p. 22

Valuing Fund Shares........................................p. 25

Investing in the Funds.....................................p. 26

Redeeming Shares...........................................p. 27

Pay-out Plans..............................................p. 28

Capital Loss Carryover.....................................p. 29

Taxes......................................................p. 29

Agreements.................................................p. 31

Organizational Information.................................p. 35

Board Members and Officers.................................p. 35

Custodian..................................................p. 43

Independent Auditors.......................................p. 43

Financial Statements.......................................p. 43

Prospectus.................................................p. 43

Appendix A:  Additional Information on Investment Policies.p. 44

Appendix B:  Foreign Currency Transactions.................p. 45

Appendix C:  Options and Futures Contracts.................p. 50

Appendix D:  Mortgage-Backed Securities....................p. 57

Appendix E:  Dollar-Cost Averaging.........................p. 58

PAGE 38
ADDITIONAL INVESTMENT POLICIES

Strategist Growth and Income Fund, Inc. (the Company) is a mutual fund with four series of capital stock representing interests in Strategist Balanced Fund (Balanced Fund), Strategist Equity Fund (Equity Fund), Strategist Equity Income Fund (Equity Income Fund) and Strategist Total Return Fund (Total Return Fund). (Balanced Fund, Equity Fund, Equity Income Fund and Total Return Fund are collectively the Funds, and individually a Fund). Each Fund is a diversified mutual fund with its own goals and investment policies. Each of the Funds seeks to achieve its goals by investing all of its assets in a corresponding series (each a Portfolio) of Growth and Income Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities.

Fundamental investment policies adopted by a Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the Investment Company Act of 1940 (the 1940 Act). Whenever a Fund is requested to vote on a change in the investment policies of the corresponding Portfolio, the Company will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

Notwithstanding any of the Fund's other investment policies, a Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Investment Policies Applicable to Balanced Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless shareholders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

PAGE 39
'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Portfolio's total assets, based on current market value at the time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

'Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or PAGE 40 other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Invest in a company to control or manage it.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its assets in securities of investment companies. Under one state's law, the Portfolio is limited to investments in the open market where on commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission or when the purchase is part of a plan or merger consideration, reorganization or acquisition.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities, and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its PAGE 41 agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities that are traded in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers.
Generally, ADRs, in registered form, are denominated in U.S.
dollars and are designed for use in the U.S. securities market.
Thus, these securities are not denominated in the same currency as PAGE 42 the securities into which they may be converted. ADRs are considered to be foreign investments and thus subject to the risks and investment limitation set forth under "Foreign investments" in the prospectus.

Investment Policies applicable to Equity Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless shareholders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Portfolio's total assets, based on current market value at the time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

PAGE 43
'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. The Advisor may wish to invest in another investment company if, for example, that is the only way to invest in a foreign market. If such investment is ever made, not more than 10% of the Portfolio's net assets will be so invested. To the extent the Portfolio were to make such investments, the shareholder may be the subject to duplicate advisory, administrative and distribution fees.

'Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

The policies below are non-fundamental policies that apply both to the Fund and its correspoding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

PAGE 44
'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest in a company to control or manage it.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

PAGE 45
The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities that are traded in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities market. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are considered to be foreign investments and thus subject to the risks and investment limitation set forth under "Foreign investments" in the prospectus.

Investment Policies applicable to Equity Income Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless shareholders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

PAGE 46
'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

PAGE 47
'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its assets in securities of investment companies. Under one state's law, the Portfolio is limited to investments in the open market where on commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission or when the purchase is part of a plan or merger consideration, reorganization or acquisition.

'Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, a Portfolio will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

PAGE 48
In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities that are traded in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities market. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are considered to be foreign investments and thus subject to the risks and investment limitation set forth under "Foreign investments" in the prospectus.

PAGE 49
Investment Policies applicable to Total Return Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless shareholders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 50
'Make a loan of any part of its assets to the Advisor, to the board members and officers of the Advisor or to its own board members and officers.

'Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except this restriction shall not be deemed to prohibit the Portfolio from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its assets in securities of investment companies. Under one state's law, the Portfolio is limited to investments in the open market where on commission or profit to a sponsor or dealer results from the purchase other than the PAGE 51 customary broker's commission or when the purchase is part of a plan or merger consideration, reorganization or acquisition.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

PAGE 52
The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities that are traded in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities market. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are considered to be foreign investments and thus subject to the risks and investment limitation set forth under "Foreign investments" in the prospectus.

For a discussion on additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on options and futures contracts, see Appendix C. For a discussion on mortgage-backed securities, see Appendix D. For a discussion on dollar-cost averaging, see Appendix E.

SECURITY TRANSACTIONS

Subject to policies set by the board, the Advisor is authorized to determine, consistent with a Portfolio's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the Advisor may consider the price of the security including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

PAGE 53
The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. The Advisor carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities to the Portfolios advised by the Advisor.

Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided.  The second procedure permits the
Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-
counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the
Portfolio to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Trust it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large PAGE 54 orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a
particular group of securities that only certain brokers may be
able to offer.   As a result of this arrangement, some Portfolio
transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. The
Advisor has assured the Trust that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the Trusts in the Preferred Master Trust Group, their corresponding Funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.

Each investment decision made for a Portfolio is made independently from any decision made for other portfolios or accounts advised by the Advisor or any of its subsidiaries. When a Portfolio buys or sells the same security as another portfolio or account, the Advisor carries out the purchase or sale in a way the Trust agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a Portfolio, a Portfolio hopes to gain an overall advantage in execution. The Advisor has assured the Trust it will continue to seek ways to reduce brokerage costs.

On a periodic basis, the Advisor makes a comprehensive review of the broker-dealers it uses and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

For the fiscal period from May 13, 1996, to Sept. 30, 1996, Balanced Portfolio, Equity Portfolio, Equity Income Portfolio and Total Return Portfolio paid total brokerage commissions of $3,836,080, $3,197,700, $2,585,347 and $7,372,053, respectively.
The Portfolios began operations on May 13, 1996. Substantially all firms through whom transactions were executed provide research services.

Transactions amounting to $62,799,000, on which $99,240 in commissions were imputed or paid, were specifically directed to firms in exchange for research services for Balanced Portfolio. Transactions amounting to $212,022,000, on which $285,531 in commissions were imputed or paid, were specifically directed to firms in exchange for research services for Equity Portfolio.

PAGE 55
Transactions amounting to $8,729,000, on which $13,500 in commissions were imputed or paid, were specifically directed to firms in exchange for research services for Equity Income Portfolio. Transactions amounting to $37,135,000, on which $60,618 in commissions were imputed or paid, were specifically directed to firms in exchange for research services for Total Return Portfolio.

As of the fiscal period ended Sept. 30, 1996, each Portfolio held securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                            Value of Securities
                            Owned at End of
Name of Issuer              Fiscal Period

Balanced Portfolio

BankAmerica                    $ 5,991,100
Dean Witter                     34,449,384
Goldman Sachs                    9,964,200
J.P. Morgan                     28,884,375
Merrill Lynch                   12,573,687
Morgan Stanley Group            12,586,917
NationsBank                     34,734,375
Salomon Brothers                 6,484,870

Equity Portfolio

BankAmerica                    $ 2,693,580
Merrill Lynch                   20,857,500
J.P. Morgan                     17,775,000
First Chicago                   18,100,000
NationsBank                     43,437,500
Morgan Stanley                   6,992,718


Equity Income Portfolio

First Chicago                  $ 7,918,750
J.P. Morgan                     18,663,750
NationsBank                     20,415,625
Dean Witter                      7,268,774
Goldman Sachs                   11,866,691
Merrill Lynch                    3,592,510

Total Return Portfolio

First Chicago                  $16,858,508
NationsBank                     50,648,125
Alex Brown                         410,913
Dean Witter                      3,366,000
Inter-Regional Financial Group      19,425
Legg Mason                         252,800
Quick & Reilly                     262,500
Raymond James                      164,900
PAGE 56
For the fiscal periods 1996 and 1995, the portfolio turnover rates were 45% and 38% for Balanced Portfolio, 71% and 69% for Equity Portfolio, 84% and 98% for Equity Income Portfolio and 142% and 90% for Total Return Portfolio. Higher turnover rates may result in higher brokerage expenses. The variation in turnover rates for Total Return Portfolio can be attributed to a change in investment policy and management style.

For periods prior to the commencement of operations of Balanced Portfolio, Equity Portfolio, Equity Income Portfolio and Total Return Portfolio, turnover rates are based on the turnover rates of the corresponding IDS Funds, which transferred all of their assets to the Portfolios on May 13, 1996. A high turnover rate (in excess of 100%) results in higher fees and expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR

Affiliates of American Express Company (American Express) (of which the Advisor is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of a Portfolio according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if
(i) the Advisor determines that a Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for a Portfolio and (ii) the affiliate charges a Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

The Advisor may direct brokerage to compensate an affiliate. The Advisor will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. The Advisor owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to the Advisor and in turn the Advisor will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

PAGE 57
Information about brokerage commissions paid by Balanced Portfolio, Equity Portfolio, Equity Income Portfolio and Total Return
Portfolio to brokers affiliated with the Advisor for the fiscal period from May 13, 1996 to Sept. 30, 1996 is contained in the following table:

               For the Fiscal Period from May 13, 1996 to September 30, 1996.

                                            Aggregate                     Percent of
                                            Dollar                        Aggregate Dollar
                                            Amount of      Percent of     Amount of
                             Nature         Commissions    Aggregate      Transactions
                             of             Paid to        Brokerage      Involving Payment
Portfolio      Broker        Affiliation    Broker         Commissions    of Commissions
Balanced       American      (1)            $13,249        1.05%          N/A
               Enterprise
               Investment
               Services Inc.

Equity         American      (1)             45,119        3.89           N/A
               Enterprise
               Investment
               Services Inc.

Equity Income  American      (1)             44,672        6.17           N/A
               Enterprise
               Investment
               Services Inc.

Total Return   American      (1)            103,248        5.59           N/A
               Enterprise
               Investment
               Services Inc.

(1)  Wholly owned subsidiary of the Advisor.

PERFORMANCE INFORMATION

A Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by a Fund to compute performance follows below.

Average annual total return

A Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n = ERV

where:    P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

PAGE 58
Aggregate total return

A Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in each Fund over a specified period of time according to the following formula:

                              ERV - P
                                 P

where:    P = a hypothetical initial payment of $1,000
        ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

A Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                     Yield = 2[(a-b + 1)6 - 1]
                                cd

where: a = dividends and interest earned during the period b = aggregate expenses accrued for the period (net of reimbursements)
             c = the average daily number of shares outstanding
                 during the period that were entitled to receive dividends
             d = the maximum offering price per share on the last
                 day of the period

A Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for each corresponding Portfolio's securities. It is not necessarily indicative of the amount which was or may be paid to a Fund's shareholders. Actual amounts paid to a Fund's shareholders are reflected in the distribution yield.

PAGE 59
Distribution yield

Distribution yield is calculated according to the following formula:

                 D   divided by   POP  F  equals  DY
                30                30

where:    D  =  sum of dividends for 30-day period
        POP  =  sum of public offering price for 30-day period
          F  =  annualizing factor
         DY  =  distribution yield

In its sales material and other communications, a Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

On May 13, 1996, IDS Mutual, IDS Diversified Equity Income Fund, IDS Managed Retirement Fund and IDS Stock Fund (the IDS Funds), four open-end investment companies managed by the Advisor, transferred all of their respective assets to Balanced Portfolio, , Equity Portfolio, Equity Income Portfolio and Total Return Portfolio, respectively, in exchange for units of the Portfolio. Also on May 13, 1996, Balanced Fund, Equity Fund, Equity Income Fund and Total Return Fund transferred all of their respective assets to the corresponding Portfolio of the Trust in connection with the commencement of their operations.

On March 20, 1995, the IDS Funds converted to a multiple class structure pursuant to which three classes of shares are offered:
Class A, Class B and Class Y. Class A shares are sold with a 5% sales charge, a 0.175% service fee and no 12b-1 fee. Performance quoted by Balanced Fund, Equity Fund, Equity Income Fund and Total Return Fund is based on performance and yield of the corresponding IDS Fund prior to March 20, 1995 and to Class A shares of the corresponding IDS Fund from March 20, 1995 through Sept. 30, 1996, adjusted for differences in sales charge. The performance for these periods has not been adjusted for any difference between the estimated aggregate fees and expenses of the Funds and fees and expenses of the IDS Funds.

PAGE 60
VALUING FUND SHARES

The value of an individual share is determined by using the net asset value before shareholder transactions for the day and dividing that figure by the number of shares outstanding at the end of the previous day.

On Oct. 1, 1996, the first business day following the end of the fiscal period, the computations looked like this:

           Net assets before            Shares outstanding             Net asset value
           shareholder transactions     at the end of previous day     of one share
Balanced Fund        $526,590  divided by    38,663      equals        $13.62
Equity Fund           552,012                23,845                     23.15
Equity Income Fund    535,550                59,838                      8.95
Total Return Fund     529,490                43,259                     12.24

In determining net assets before shareholder transactions, the securities held by a Fund's corresponding Portfolio are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close

PAGE 61
of the Exchange that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, the Advisor and each of the Funds will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

A Fund's minimum initial investment requirement is $2,000 ($1,000 for Custodial Accounts, Individual Retirement Accounts and certain other retirement plans). Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors.

The Securities Investor Protection Corporation (SIPC) will provide account protection, in an amount up to $500,000, for securities including Fund shares (up to $100,000 protection for cash), held in an Investment Management Account maintained with the Advisor. Of course, SIPC account protection does not protect shareholders from share price fluctuations.

PAGE 62
REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of a Portfolio's securities is not reasonably practicable or it is not reasonably practicable for a Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the 1940 Act, as amended, declares a period of emergency to exist.

Should a Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

Redemptions by a Fund

A Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of a Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRA's and other retirement plans). In any event, before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.

Redemptions in Kind

The Company has elected to be governed by Rule 18f-1 under the 1940
Act, which obligates a Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, a Fund reserves the right to make payments in whole or in part in securities or other assets in case PAGE 63 of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of a Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments at no extra cost. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

To start any of these plans, please submit an authorization form supplied by American Express Financial Direct. For a copy, write or call American Express Financial Direct, 1-800-AXP-SERV (TTY: 1-800-710-5260), P.O. Box 59196, Minneapolis, MN 55459-0196. Your
authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Funds reserve the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at net asset value at regular intervals during the time period you choose. This plan is designed to end in complete re-demption of all shares in your account with the Fund by the end of the fixed period.

PAGE 64
Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed at net asset value for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account with the Fund.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until your account with the Fund is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account with the Fund is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, Balanced Fund, Equity Fund, Equity Income Fund and Total Return Fund had total capital loss carryovers of $6,824, $28,844, $9,584, and $15,381, respectively, at Sept. 30,
1996, that if not offset by subsequent capital gains will expire in 2004.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES

Dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a Fund's dividend that is attributable to dividends a Fund received from domestic PAGE 65
(U.S.) securities. For the fiscal period from May 13, 1996, to Sept. 30, 1996, 59.29% of Balanced Fund's net investment income dividends, 100% of Equity Fund's net investment income dividends, 100% of Equity Income Fund's net investment income dividends and 100% of Total Return Fund's net investment income dividends qualified for the corporate deduction.

Capital gain distributions, if any, received by individual and corporate shareholders, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by a Fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income, not capital gain.

You may be able to defer taxes on current income from a Fund by investing through an IRA, 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in one of the above-mentioned Funds to a qualified account, this type of exchange is considered a sale of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.

Under federal tax law, by the end of a calendar year a Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. A Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. A Fund intends to comply with federal tax law and avoid any excise tax.

A Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to a Fund's distributions.

PAGE 66
AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of each Portfolio, has an Investment
Management Services Agreement with the Advisor. For its services, the Advisor is paid a fee from the assets of each Portfolio, based upon the following schedule:

                                     Equity Portfolio
                                     Equity Income Portfolio
Balanced Portfolio                   Total Return Portfolio

  Assets       Annual rate at          Assets       Annual rate at
(billions)    each asset level       (billions)    each asset level
First $1.0         0.530%            First $0.50        0.530%
Next   1.0         0.505             Next   0.50        0.505
Next   1.0         0.480             Next   1.0         0.480
Next   3.0         0.455             Next   1.0         0.455
Over   6.0         0.430             Next   3.0         0.430
                                     Over   6.0         0.400

On Sept. 30, 1996, the daily rates applied to the Portfolio's net assets on an annual basis were equal to 0.530% for Balanced Portfolio, 0.528% for Equity Portfolio, 0.528% for Equity Income Portfolio and 0.529% for Total Return Portfolio. The fee is calculated for each calendar day on the basis of net assets at the close of business two days prior to the day for which the calculation is made.

Before the fee based on the asset charge is paid for Balanced, Total Return and Equity Portfolios, it is increased or decreased based on investment performance compared to the Index. For Balanced Portfolio, the Index is the Lipper Balanced Fund Index. For Equity Portfolio, the Index is the Lipper Growth and Income Fund Index. For Total Return Portfolio, the Index is the Lipper Flexible Portfolio Funds Index. Solely for purposes of calculating the performance incentive adjustment, the Index is compared to the performance of Class A shares of another fund that invests in the Portfolio (the comparison fund). For Balanced Portfolio, the comparison fund is IDS Mutual, for Total Return and Equity Portfolios, the comparison funds are IDS Managed Retirement Fund and IDS Stock Fund. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one share of the comparison fund and the change in the Index. The performance of the comparison fund is measured by computing the percentage difference between the opening and closing net asset value of one share, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The PAGE 67 performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to the Advisor's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Portfolio's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

Where the comparison fund's performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the comparison fund, the base fee will be decreased. The maximum monthly increase or decrease will be 0.08% of average net assets on an annual basis.

The 12 month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. For the fiscal period from May 13, 1996 to Sept. 30, 1996, the adjustment decreased the fee by $37,226 for Balanced Portfolio, by $153,555 for Equity Portfolio, and by $979,878 for Total Return Portfolio. The amounts are allocated among the funds investing in the Portfolios.

The management fee is paid monthly. For the fiscal period from May 13, 1996 to Sept. 30, 1996, the total amount paid was $7,488,292 for Balanced Portfolio, $5,772,345 for Equity Portfolio, $2,737,194 for Equity Income Portfolio and $4,327,857 for Total Return
Portfolio.

Under the agreement, each Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; portfolio office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and expenses properly payable by each Portfolio, approved by the board. For the fiscal period from May 13, 1996 to Sept. 30, 1996, the Portfolios and Funds nonadvisory expenses of $263,420 for Balanced Portfolio and Balanced Fund, $55,974 for Equity Portfolio and Equity Fund, $65,943 for Equity Income Portfolio and Equity Income Fund and $385,758 for Total Return Portfolio and Total Return Fund.

PAGE 68
Administrative Services Agreement

The Company, on behalf of each Fund, has an Administrative Services Agreement with the Advisor. Under this agreement, each Fund pays the Advisor for providing administration and accounting services. The fee is payable from the assets of each Fund and is calculated as follows:

                                   Equity Fund
                                   Equity Income Fund
Balanced Fund                      Total Return Fund

  Assets       Annual rate at        Assets       Annual rate at
(billions)    each asset level     (billions)    each asset level
First $1           0.040%          First $0.50        0.040%
Next   1           0.035           Next   0.50        0.035
Next   1           0.030           Next   1           0.030
Next   3           0.025           Next   1           0.025
Over   6           0.020           Next   3           0.020
                                   Over   6           0.020

On Sept. 30, 1996, the daily rates applied to the Funds' net assets on an annual basis were equal to 0.040% for Balanced Fund, 0.040% for Equity Fund, 0.040% for Equity Income Fund and 0.040% for Total Return Fund. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. For the fiscal period from May 13, 1996, to Sept. 30, 1996 the Fund paid fees of $48 for Balanced Fund, $47 for Equity Fund, $48 for Equity Income Fund and $48 for Total Return Fund.

Under the agreement, each Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members; officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by each Fund approved by the board.

Transfer Agency Agreement

The Company, on behalf of each Fund, has a Transfer Agency
Agreement with the Advisor. This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year and dividing by the number of days in the year. The fees paid to the Advisor may be changed from time to time upon agreement of the parties without PAGE 69 shareholder approval. For the fiscal period from May 13, 1996 to Sept. 30, 1996, the Funds paid fees of $24 for Balanced Fund, $17 for Equity Fund, $18 for Equity Income Fund and $21 for Total
Return Fund.

Plan and Agreement of Distribution/Distribution Agreement

To help the Distributor defray the costs of distribution and servicing, the Company and the Distributor have entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing Fund shares. Under the Plan, the Distributor is paid a fee at an annual rate of 0.25% of a Fund's average daily net assets.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which the expenditures were made. The Plan and any agreement related to it may be terminated at any time with respect to a Fund by vote of a majority of board members who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, by vote of a majority of the outstanding voting securities of a Fund or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Company and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of such disinterested board members is the responsibility of such disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal period from May 13, 1996 to Sept. 30, 1996, the Funds paid fees of $299 for Balanced Fund, $296 for Equity Fund, $299 for Equity Income Fund and $297 for Total Return Fund. The Funds began operations on May 13, 1996.

Total fees and expenses

Total combined fees and nonadvisory expenses of both the Fund and the Portfolio cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of each Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net PAGE 70 assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of a Fund exceed this limitation for each Fund's fiscal year in progress, the Advisor will assume all expenses in excess of the limitation. The Advisor then may bill the Fund for such expenses in subsequent months up to the end of that fiscal period, but not after that date. No interest charges are assessed by the Advisor for expenses it assumes. For the fiscal period from May 13, 1996 to Sept. 30, 1996, the Funds paid total fees and nonadvisory expenses of $1,905 for Balanced
Fund, $1,472 for Equity Fund, $1,494 for Equity Income Fund and
$1,393 for Total Return Fund.  The Funds began operations on May
13, 1996. The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Sept.
30, 1997.  Under this agreement, Balanced, Equity, and Equity
Income Fund's total expenses will not exceed 1.25% and Total Return Fund's total expenses will not exceed 1.30%.

Organizational Information

Each Fund is a series of Strategist Growth and Income Fund, Inc., an open-end management investment company, as defined in the Investment Company Act of 1940. The Company was incorporated on Sept. 1, 1995 in Minnesota. The Company's headquarters are at IDS Tower 10, Minneapolis, MN 55440-0010.

BOARD MEMBERS AND OFFICERS

The following is a list of the Company's board members and officers, who are board members and officers of all 15 funds in the Strategist Fund Group. All shares of the Funds have cumulative voting rights with respect to the election of board members.

Directors and officers of Strategist Fund Group

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Children's Broadcasting Network, Vaughn Communications, Sunbelt
Nursery Group, Fairview Corporation.

William J. Heron Jr.*
Born in 1941
American Express Company
World Financial Center
New York, NY

Vice president of all funds in the Strategist Fund Group.
President of American Express Financial Direct since 1995. Chief executive officer, Swig Investment Company from 1993 to 1995.
Group executive, Citicorp/Citibank from 1985 to 1993.

PAGE 71
Jean B. Keffeler
Born in 1945
The Keffeler Company
3033 Excelsior Blvd.
Minneapolis, MN

President, The Keffeler Company (management advisory services).
Director, National Computer Systems, American Paging Systems, Inc.

Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1800 International Centre
900 2nd Ave. S.
Minneapolis, MN

President, McBurney Management Advisors.  Director, The Valspar
Corporation (paints), Wenger Corporation, Security American
Financial Enterprises, Allina, Space Center Enterprises,
Greenspring Corporation.

James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN

President of all funds in the Strategist Fund Group. Executive vice president and director of the Advisor. Chairman of the board and chief executive officer of IDS Life Insurance Company.
Director, IDS Life Funds.

*Interested person of the company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

In addition to Mr. Mitchell, who is president, and Mr. Heron, who is vice president, the Funds' other officers are:

Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Stratgist Fund Group. Counsel of the Advisor.

PAGE 72
Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the Strategist Fund Group. Director, senior vice president and chief financial officer of the Advisor.
Director and executive vice president and controller of IDS Life
Insurance Company.

Members of the board who are not officers of the Advisor or an affiliate receive an annual fee of $1,000 for Balanced Fund, $1,000 for Equity Fund, $1,000 for Equity Income Fund and $1,000 for Total Return Fund. Once the assets of all funds in the Strategist Fund Group reach $100 million, members of the board who are not officers of the Advisor or an affiliate also will receive a fee of $1,000 for attendance at board meetings. Board members serving more than one fund will receive an aggregate of $1,000 whether attending one or more meetings held on the same day. The cost of the fee will be shared by the funds served by the director.

During the fiscal period from May 13, 1996, to Sept. 30, 1996 the members of the board received $0. On Sept. 30, 1996, the Funds' board members and officers as a group owned less than 1% of the outstanding shares of each Fund.

The following is a list of the Trust's board members and officers, who are board members and officers of all five Trusts in the Preferred Master Trust Group and, except for Mr. Dudley, all 47 funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all IDS funds except the nine life funds. All units have cumulative voting rights with respect to the election of board members.

Trustees and officers of the Preferred Master Trust Group

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN

Former chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.

PAGE 73
Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising) and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of the Advisor.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of the Advisor.
Previously, senior vice president, finance and chief financial officer of the Advisor.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

PAGE 74
Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President of all Trusts in the Preferred Master Trust Group since
April 1996 and president of all funds in the IDS MUTUAL FUND GROUP since June 1993. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

PAGE 75
John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of the Advisor.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person of the Trust by reason of being an officer and employee of the Trust.
**Interested person of the Trust by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Trust's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all Trusts in the Preferred Master Trust Group and of all funds in the IDS MUTUAL
FUND GROUP.

Officers who are also officers and/or employees of the Advisor:

PAGE 76
Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Vice president-investments of all Trusts in the Preferred Master
Trust Group. Director and senior vice president-investments of the Advisor.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all Trusts in the Preferred Master Trust Group.
Director, senior vice president and chief financial officer of the Advisor. Director and executive vice president and controller of IDS Life Insurance Company.

Members of the board who are not officers of a Portfolio or of the Advisor receive an annual fee of $2,400 for Balanced Portfolio, $1,800 for Equity Portfolio, $600 for Equity Income Portfolio and $1,800 for Total Return Portfolio. They also receive attendance and other fees. These fees include for each day in attendance at meetings of the board, $50; for meetings of the Contracts and Investment Review Committees, $50; meetings of the Audit Committee, $25; for traveling from out-of-state, $66; and as Chair of the Contracts Committee, $90. Expenses for attending meetings are reimbursed.

During the fiscal period from May 13, 1996 to Sept. 30, 1996, the members of the board, for attending up to 23 meetings, received the following compensation, in total, from all Portfolios in the Preferred Master Trust Group:

PAGE 77

                                     Compensation Table
                                   for Balanced Portfolio

                                  Pension or            Estimated     Total cash
                  Aggregate       Retirement            annual        comepensation
                  compensation    benefits              benefit       from the Preferred
                  from the        accrued as            upon          Master Trust Group and
  Board member    Portfolio       Portfolio expenses    retirement    IDS MUTUAL FUND GROUP
  Lynne V. Cheney        $613             $0                  $0             $69,300
  Robert F. Froehlke      615              0                   0              69,100
  Heinz F. Hutter         593              0                   0              69,300
  Anne P. Jones           613              0                   0              70,800
  Melvin R. Laird         625              0                   0              72,900
  Edson W. Spencer        635              0                   0              75,100
  Wheelock Whitney        635              0                   0              70,300
  C. Angus Wurtele        603              0                   0              66,800

                                     Compensation Table
                                    for Equity Portfolio

                                  Pension or            Estimated     Total cash
                  Aggregate       Retirement            annual        compensation
                  compensation    benefits              benefit       from the Preferred
                  from the        accrued as            upon          Master Trust Group and
  Board member    Portfolio       Portfolio expenses    retirement    IDS MUTUAL FUND GROUP
  Lynne V. Cheney        $513             $0                  $0             $69,300
  Robert F. Froehlke      515              0                   0              69,100
  Heinz F. Hutter         493              0                   0              69,300
  Anne P. Jones           513              0                   0              70,800
  Melvin R. Laird         525              0                   0              72,900
  Edson W. Spencer        535              0                   0              75,100
  Wheelock Whitney        535              0                   0              70,300
  C. Angus Wurtele        503              0                   0              66,800

                                     Compensation Table
                                 for Equity Income Portfolio

                                  Pension or            Estimated     Total cash
                  Aggregate       Retirement            annual        compensation
                  compensation    benefits              benefit       from the Preferred
                  from the        accrued as            upon          Master Trust Group and
  Board member    Portfolio       Portfolio expenses    retirement    IDS MUTUAL FUND GROUP
  Lynne V. Cheney        $230             $0                  $0             $69,300
  Robert F. Froehlke      232              0                   0              69,100
  Heinz F. Hutter         210              0                   0              69,300
  Anne P. Jones           230              0                   0              70,800
  Melvin R. Laird         242              0                   0              72,900
  Edson W. Spencer        252              0                   0              75,100
  Wheelock Whitney        252              0                   0              70,300
  C. Angus Wurtele        220              0                   0              66,800

                                     Compensation Table
                                 for Total Return Portfolio

                                  Pension or            Estimated     Total cash
                  Aggregate       Retirement            annual        compensation
                  compensation    benefits              benefit       from the Preferred
                  from the        accrued as            upon          Master Trust Group and
  Board member    Portfolio       Portfolio expenses    retirement    IDS MUTUAL FUND GROUP
  Lynne V. Cheney        $513             $0                  $0             $69,300
  Robert F. Froehlke      515              0                   0              69,100
  Heinz F. Hutter         493              0                   0              69,300
  Anne P. Jones           513              0                   0              70,800
  Melvin R. Laird         525              0                   0              72,900
  Edson W. Spencer        535              0                   0              75,100
  Wheelock Whitney        535              0                   0              70,300
  C. Angus Wurtele        503              0                   0              66,800

/TABLE

During the fiscal period from May 13, 1996 to Sept. 30, 1996, no board member or officer earned more than $60,000 from the Balanced Portfolio, Equity Portfolio, Equity Income Portfolio and Total Return Portfolio, respectively. All board members and officers as a group earned $140,836 from Balanced Portfolio, $4,500 from Equity Portfolio, $3,125 from Equity Income Portfolio, and $4,915 from Total Return Portfolio.

CUSTODIAN

The Trust's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. Each Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Portfolios pay the custodian a maintenance charge per Portfolio and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

INDEPENDENT AUDITORS

The Funds' and corresponding Portfolios' financial statements contained in its Annual Report to shareholders for the fiscal period ended September 30, 1996 were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders, pursuant to Section 30(d) of the 1940 Act, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus dated Nov. 29, 1996, is hereby incorporated in this SAI by reference.

PAGE 79
Appendix A

ADDITIONAL INFORMATION ON INVESTMENT POLICIES

Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 80
Appendix B

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since a Portfolio may hold cash and cash-equivalent investments in foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Portfolio may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. A Portfolio conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A Portfolio also may enter into forward contracts when management of a Portfolio believes the currency of a particular foreign country may suffer a substantial decline against another currency.
It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A Portfolio PAGE 81 will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of a Portfolio's securities or other assets denominated in that currency.

A Portfolio will designate cash or securities in an amount equal to the value of a Portfolio's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of a Portfolio's commitments on such contracts.

At maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If a Portfolio retains the security and engages in an offsetting transaction, a Portfolio will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date a Portfolio enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, a Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency.
Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver.

PAGE 82
A Portfolio's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although a Portfolio values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and unitholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies. A Portfolio may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, a Portfolio may buy put options on the foreign currency. If the value of the currency does decline, its portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its Portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to a Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, when a Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

PAGE 83
As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a Portfolio holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in a Portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and PAGE 84 economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A Portfolio may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures.

Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Portfolio may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Portfolio against price decline if the issuer's creditworthiness deteriorates. Because the value of a Portfolio's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Portfolio's investments denominated in that currency over time.

A Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations. A Portfolio will not enter into an option or futures position that exposes a Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 85
Appendix C

OPTIONS AND FUTURES CONTRACTS

Each Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. Balanced Portfolio, Equity Income Portfolio and Total Return Portfolio may enter into interest rate futures contracts and stock index futures contracts traded on any U.S. or foreign exchange and may buy or write put and call options on these futures and on stock indexes. Equity Portfolio may enter into stock index futures contracts traded on any U.S. or foreign exchange and may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, a Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a Portfolio and its unitholders by improving a Portfolio's liquidity and by helping to stabilize the value of its net assets.

PAGE 86
Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a Portfolio for investment purposes. Options permit a Portfolio to experience the change in the value of a security with a relatively small initial cash investment.

The risk a Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to a Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with a Portfolio's goals.

'All options written by a Portfolio will be covered. For covered call options, if a decision is made to sell the security, or for put options if a decision is made to buy the security, a Portfolio will attempt to terminate the option contract through a closing purchase transaction.

'A Portfolio will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by a Portfolio, it will conform to the requirements of those states. California limits the writing of options to 50% of the assets of a Portfolio.

PAGE 87
Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a Portfolio is taxed as a regulated investment company under the Internal

Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by a Portfolio. The premium received upon writing the option is added to the proceeds received from the sale of the security. A Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If the fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. When a Portfolio writes such an option, the Custodian will segregate assets as appropriate to cover the option. These options may be more difficult to close. If a Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by a Portfolio expires or is exercised.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are commodity contracts listed on commodity exchanges. Futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges, through their clearing corporations, guarantee performance of the contracts. They include contracts based on U.S. Treasury bonds and on Standard and Poor's 500 Index (S&P 500 Index). In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500).

PAGE 88
Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a Portfolio enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, a Portfolio will gain $500 x (154-150) or $2,000. If a Portfolio enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, a Portfolio will lose $500 x (152-150) or $1,000.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by a Portfolio taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up within a segregated account at a Portfolio's custodian bank.

Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract is to allow a Portfolio to gain rapid exposure to or protect itself from changes in the market without actually buying or selling securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. If interest rates did increase, the value of the debt securities in a portfolio would decline, but the value of a Portfolio's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of a Portfolio from declining as much as it otherwise would have. If, on the other hand, a Portfolio held cash reserves and interest rates were expected to decline, a Portfolio might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on a Portfolio's earnings. Even if short-term rates were not higher, a Portfolio would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, a Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a PAGE 89
Portfolio's cash reserves could then be used to buy long-term bonds on the cash market. A Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.

Risks of Transactions in Futures Contracts

A Portfolio may elect to close some or all of its contracts prior to expiration. Although a Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Portfolio would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities owned by a Portfolio. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Another risk in employing futures contracts to protect against the price volatility of securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of a Portfolio's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

In addition, a Portfolio's investment manager could be incorrect in its expectations as to the direction or extent of various interest rate or market movements or the time span within which the movements take place. For example, if a Portfolio sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, a Portfolio would lose money on the sale.

PAGE 90
OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of a Portfolio.

The risk a Portfolio assumes when it buys an option is the loss of the premium paid for the option. The risk involved in writing options on futures contracts a Portfolio owns, or on securities held in a Portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. A Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate a Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Further, a Portfolio might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A Portfolio exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

TAX TREATMENT. As permitted under federal income tax laws, a Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in a Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

PAGE 91
Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, a Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit a Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a Portfolio may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. A Portfolio also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 92
Appendix D

MORTGAGE-BACKED SECURITIES

A mortgage pass through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association
(FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Portfolio.

Stripped Mortgage-Backed Securities. The Portfolio may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. The Portfolio may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

PAGE 93
Appendix E

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a Fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

PAGE 95
PART C.  OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)   FINANCIAL STATEMENTS:

Financial Statements filed as part of this post-effective amendment:

      Strategist Growth and Income Fund, Inc.:
      Independent Auditor's Report dated November 1, 1996
         Statement of assets and liabilities, September 30, 1996
      Statement of operations, for the period from May 13, 1996 to
         September 30, 1996
      Statement of changes in net assets, for the period from May
         13, 1996 to September 30, 1996
      Notes to financial statements

      Balanced Portfolio:
      Independent Auditor's Report dated November 1, 1996
         Statement of assets and liabilities, September 30, 1996
      Statement of operations, for the period from May 13, 1996 to
         September 30, 1996
      Statement of changes in net assets, for the period from May
         13, 1996 to September 30, 1996
      Notes to financial statements
      Investments in securities, September 30, 1996
      Notes to investments in securities

      Equity Portfolio:
      Independent Auditor's Report dated November 1, 1996
         Statement of assets and liabilities, September 30, 1996
      Statement of operations, for the period from May 13, 1996 to
         September 30, 1996
      Statement of changes in net assets, for the period from May
         13, 1996 to September 30, 1996
      Notes to financial statements
      Investments in securities, September 30, 1996
      Notes to investments in securities

      Equity Income Portfolio:
      Independent Auditor's Report dated November 1, 1996
         Statement of assets and liabilities, September 30, 1996
      Statement of operations, for the period from May 13, 1996 to
         September 30, 1996
      Statement of changes in net assets, for the period from May
         13, 1996 to September 30, 1996
      Notes to financial statements
      Investments in securities, September 30, 1996
      Notes to investments in securities

PAGE 96
      Total Return Portfolio:
      Independent Auditor's Report dated November 1, 1996
         Statement of assets and liabilities, September 30, 1996
      Statement of operations, for the period from May 13, 1996 to
         September 30, 1996
      Statement of changes in net assets, for the period from May
         13, 1996 to September 30, 1996
      Notes to financial statements
      Investments in securities, September 30, 1996

      Notes to investments in securities

      Strategist Growth and Income Fund, Inc.
      *  Statement of assets and liabilities, Oct. 31, 1996
      *  Statement of operations, for the month ended Oct. 31, 1996
      *  Statement of changes in net assets, for the month ended
         Oct. 31, 1996

(b)   EXHIBITS:

1.(a) Articles of Incorporation, dated Sept. 1, 1995, filed electronically on or about Nov. 1, 1995 as Exhibit 1 to Registrant's initial registration statement are incorporated herein by reference.

1.(b) Articles of Amendment, dated April 4, 1996, filed electronically on or about April 17, 1996 as Exhibit 1(b).

2. Form of By-laws filed electronically on or about April 17, 1996 as Exhibit 2.

3.    Not Applicable.

4.    Not Applicable.

5.    Not Applicable.

6. Copy of Distribution Agreement, dated May 13, 1996, is filed electronically herewith as Exhibit 6.

7.    Not Applicable.

8.(a) Copy of Custodian Agreement, dated May 13, 1996, is filed electronically herewith as Exhibit 8(a).

8.(b) Copy of Addendum to Custodian Agreement, dated May 13, 1996 is filed electronically herewith as Exhibit 8(b).

9.(a) Copy of Transfer Agency Agreement, dated May 13, 1996, is filed electronically herewith as Exhibit 9(a).

9.(b) Copy of Administrative Services Agreement, dated May 13,
      1996, is filed electronically herewith as Exhibit 9(b).

9.(c) Copy of Agreement and Declaration of Unitholders, between
      Strategist Equity Income Fund and IDS Diversified Equity
      Income Fund, is filed electronically herewith as Exhibit
      9(c).

PAGE 97
9.(d) Copy of Agreement and Declaration of Unitholders, between
      Strategist Balanced Fund and IDS Mutual, is filed electronically herewith as Exhibit 9(d).

9.(e) Copy of Agreement and Declaration of Unitholders, between
      Strategist Equity Fund and IDS Stock Fund, Inc., is filed electronically herewith as Exhibit 9(e).

9.(f) Copy of Agreement and Declaration of Unitholders, between
      Strategist Total Return Fund and IDS Managed Retirement Fund, Inc., is filed electronically herewith as Exhibit 9(f).

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 notice.

11. Independent auditors consent is filed electronically herewith as Exhibit 11.

12.   Not Applicable.

13.   Copy of Share Purchase Agreement filed electronically as
      Exhibit 13 to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

14.   Not Applicable.

15.   Copy of Plan and Agreement of Distribution, dated May 13,
      1996, is filed electronically herewith as Exhibit 15.

16. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22(b), filed on or about April 17, 1996 as Exhibit 16 to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

17.   Financial data schedules are filed electronically herewith.

18.   Not Applicable.

19(a) Director's Power of Attorney to sign Amendments to this Registration Statement, dated April 24, 1996, is filed electronically herewith.

19(b) Officer's Power of Attorney to sign Amendments to this Registration Statement, dated April 24, 1996, filed electronically herewith.

19(c) Trustees Power of Attorney to sign Amendments to Registration
      Statement, dated April 11, 1996, filed as Exhibit 19(a) to
      Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

19(d) Officers' Power of Attorney to sign Amendments to
      Registration Statement, dated April 11, 1996, filed electronically as Exhibit 19(b) to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

PAGE 98
Item  25.   Persons Controlled by or Under Common Control with
            Registrant

            None.

Item 26.    Number of Holders of Securities

                (1)                           (2)
                                         Number of Record
                                         Holders as of
          Title of Class                 Nov. 7, 1996

          Common Stock
          Strategist Balanced Fund             9
          Strategist Equity Fund               5
          Strategist Equity Income Fund       11
          Strategist Total Return Fund         6

Item 27.    Indemnification

Reference is hereby made to Article IV of Registrant's Articles of Incorporation filed electronically on or about Nov. 1, 1995 as
Exhibit 1 to Registrant's initial registration statement and
Article X of Registrant's By-laws filed electronically on or about April 17, 1996 as Exhibit 2 to Registrant's Pre-Effective Amendment No. 2.

PAGE 1
American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.
             (b)  Not Applicable.
             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 100
                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Strategist Growth and Income Fund, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis and State of Minnesota on the 26th day of November, 1996.


                      STRATEGIST GROWTH AND INCOME FUND, INC.

                      By /s/ James A. Mitchell*
                         James A. Mitchell
                         President

                      By /s/ Melinda S. Urion
                         Melinda S. Urion
                         Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of November, 1996.


Signature                               Title

By /s/ Rodney P. Burwell**              Director
   Rodney P. Burwell

By /s/ Wiliam J. Heron Jr.**            Director
   William J. Heron

By /s/ Jean B. Keffeler**               Director
   Jean B. Keffeler

By /s/ Thomas R. McBurney**             Director
   Thomas R. McBurney

By /s/ James A. Mitchell**              Director
   James A. Mitchell

* Signed pursuant to Officer's Power of Attorney dated April 24,
1996, filed electronically herewith by:



Eileen J. Newhouse

** Signed pursuant to Director's Power of Attorney dated April 24, 1996 filed electronically herewith by:



Eileen J. Newhouse
PAGE 101
                            Signatures


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GROWTH AND INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of November, 1996.

                              GROWTH AND INCOME TRUST

                              By  /s/ William R. Pearce**
                                      William R. Pearce
                                      President

                              By  /s/ Melinda S. Urion
                                      Melinda S. Urion
                                      Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of November, 1996.

Signatures                                   Capacity

/s/  William R. Pearce*                      Trustee
     William R. Pearce

                                             Trustee
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                        Trustee
     Lynne V. Cheney

/s/  William H. Dudley*                      Trustee
     William H. Dudley

/s/  Robert F. Froehlke*                     Trustee
     Robert F. Froehlke

/s/  David R. Hubers*                        Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                        Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                          Trustee
     Anne P. Jones

/s/  Melvin R. Laird*                        Trustee
     Melvin R. Laird

PAGE 102
Signatures                                   Capacity


                                             Trustee
     Edson W. Spencer


/s/  John R. Thomas*                         Trustee
     John R. Thomas


                                             Trustee
     Wheelock Whitney


/s/  C. Angus Wurtele*                       Trustee
     C. Angus Wurtele

* Signed pursuant to Trustees Power of Attorney dated April 11,
1996, filed electronically as Exhibit 19(a) to Registrant's Pre-
Effective Amendment No. 2, by:



___________________________________
Leslie L. Ogg

** Signed pursuant to Officers' Power of Attorney dated April 11,
1996, filed electronically as Exhibit 19(b) to Registrant's Pre-
Effective Amendment No. 2, by:



___________________________________
Leslie L. Ogg

PAGE 103
CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION
STATEMENT NO. 33-63907


This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

     Other Information.

The signatures.